TRADE AND OTHER PAYABLES	6 Months Ended
Jun. 30, 2021
TRADE AND OTHER PAYABLES
NOTE 5. TRADE AND OTHER PAYABLES

NOTE 5 - TRADE AND OTHER PAYABLES

As at June 30, 2021 and December 31, 2020, the Company had the following amounts due to creditors:

	June 30, 2021	December 31, 2020
	$	$
Trade Payables	31,649	73,447
Accrued Liabilities	94,200	74,150

	125,849	147,597